Consolidated Statements of Cash Flows - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Cash flows from operating activities
Loss for the year	$ (15,269)	$ (129,193)	[1]	$ (187,413)	[1]
Adjustments for:
- Tax expense/(credit)	3,967	1,096		(333)
- Employee share grant and option expense	4,859	3,856		8,542
Non-executive director share grant and option expense	541	1,848		2,108
- Amortisation and depreciation	23,905	21,190		14,032
- Impairment of intangible assets	5,463	0		8
- Impairment of plant, equipment and right-of-use assets	73	0		0
- Loss on disposal of plant and equipment and intangible assets	33	101		3
- Gain on lease modification	(26)	(194)		0
- Interest income	(7,898)	(1,716)		(456)
- Finance cost	578	2,396		13,909
- (Reversal of impairment)/Impairment loss on financial assets	(123)	1,139		2,138
- Unrealised currency translation losses	1,801	2,384		245
- Fair value loss/(gain) of Series B, D1, E and F conversion option	0	0		124,146
- Fair value gain on warrant liabilities	(4,122)	(23,341)		0
- Share listing expense	0	104,950		0
Adjustments to reconcile profit (loss) other than changes in working capital	13,782	(15,484)		(23,071)
Change in working capital, net of effects from acquisition and disposal of subsidiaries
- Trade and other receivables	4,892	(3,239)		(1,676)
- Trade and other payables	(2,946)	(7,415)		14,891
- Deferred revenue	10,313	3,371		9,070
Cash (used in)/provided by operations	26,041	(22,767)		(786)
Interest received	7,347	1,704		440
Income tax paid	(1,056)	(1,586)		(2,104)
Net cash (used in)/provided by operating activities	32,332	(22,649)		(2,450)
Cash flows from investing activities
Additions to plant and equipment	(783)	(1,431)		(1,673)
Additions of intangible assets	(25,314)	(22,179)		(12,816)
Acquisition of subsidiaries, net of cash acquired	0	(2,234)		3,722
Proceeds from disposal of plant and equipment	0	31		13
Net cash used in investing activities	(26,097)	(25,813)		(10,754)
Cash flows from financing activities
Interest paid	(546)	(2,214)		(1,207)
Proceeds from term loan	0	0		11,000
Repayments of borrowings	0	(17,057)		0
Borrowings transaction cost	0	0		(449)
Principal payment of lease liabilities	(4,306)	(4,324)		(4,062)
Proceeds from Reorganisation	0	142,145		0
Proceeds from the shares issued to PIPE investors	0	178,653		0
Transaction cost in relation to issuance of PIPE shares	0	(7,664)		0
Proceeds from issuance of ordinary shares	527	1,733		80
Payment for legal and professional fees incurred for IPO	0	0		(4,020)
Repayment of convertible notes	0	0		(11,261)
Net cash provided by/(used in) financing activities	(4,325)	291,272		(9,919)
Net increase/(decrease) in cash and cash equivalents	1,910	242,810		(23,123)
Cash and cash equivalents
Beginning of financial year	309,233	70,236		93,359
Effects of currency translation on cash and cash equivalents	(4,745)	(3,813)		0
End of financial year	$ 306,398	$ 309,233		$ 70,236

[1]	Certain amounts in the prior year have been (i) reclassified to conform to the current year presentation (see Note 29) (2022 and 2021) and (ii) re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the acquisition of Sendtech in October 2022 (see Note 2) (2022 only).